Stock Options - Stock options outstanding (Details)	3 Months Ended
Mar. 31, 2020 $ / shares shares
Options outstanding, shares	315,938
Options oustanding, weighted average remaining years	9 years 5 days
Options outstanding, weighted average exercise price | $ / shares	$ 2.84
Options exercisable, shares	109,323
Options exercisable, weighted average exercise price | $ / shares	$ 2.88
$2.72[Member]
Exercise price per share | $ / shares	$ 2.72
Options outstanding, shares	25,000
Options oustanding, weighted average remaining years	6 years 5 months
Options exercisable, shares
$2.80[Member]
Exercise price per share | $ / shares	$ 2.80
Options outstanding, shares	220,625
Options oustanding, weighted average remaining years	9 years 7 months 3 days
Options exercisable, shares	55,885
$2.96[Member]
Exercise price per share | $ / shares	$ 2.96
Options outstanding, shares	70,313
Options oustanding, weighted average remaining years	9 years 5 months 2 days
Options exercisable, shares	53,438